Marketable Securities and Securities Investments (Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 103,410	¥ 107,324
Available-for-sale securities, less than 12 months, unrealized losses	(167)	(2,382)
Available-for-sale securities, 12 months or more, fair value	60,193	140,942
Available-for-sale securities, 12 months or more, unrealized losses	(1,089)	(3,033)
Available-for-sale securities, fair value, total	163,603	248,266
Available-for-sale securities, unrealized losses, total	(1,256)	(5,415)
Held-to-maturity securities, less than 12 months, fair value		20,448
Held-to-maturity securities, less than 12 months, unrealized losses		(704)
Held-to-maturity securities, 12 months or more, fair value	249,213	613,609
Held-to-maturity securities, 12 months or more , unrealized losses	(19,587)	(56,146)
Held-to-maturity securities, fair value, total	249,213	634,057
Held-to-maturity securities, unrealized losses, total	(19,587)	(56,850)
Held-to-maturity And Available-for-sale securities, less than 12 months, fair value	103,410	141,631
Held-to-maturity And Available-for-sale securities, less than 12 months, unrealized losses	(167)	(3,862)
Held-to-maturity And Available-for-sale securities, 12 months or more, fair value	309,406	754,566
Held-to-maturity And Available-for-sale securities, 12 months or more, unrealized losses	(20,676)	(59,179)
Held-to-maturity And Available-for-sale securities, fair value, total	412,816	896,197
Held-to-maturity And Available-for-sale securities, unrealized losses, total	(20,843)	(63,041)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		13,859
Available-for-sale securities, less than 12 months, unrealized losses		(776)
Available-for-sale securities, 12 months or more, fair value		15
Available-for-sale securities, 12 months or more, unrealized losses		0
Available-for-sale securities, fair value, total		13,874
Available-for-sale securities, unrealized losses, total		(776)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		10,118
Available-for-sale securities, less than 12 months, unrealized losses		(11)
Available-for-sale securities, 12 months or more, fair value	4,063	32,836
Available-for-sale securities, 12 months or more, unrealized losses	(20)	(348)
Available-for-sale securities, fair value, total	4,063	42,954
Available-for-sale securities, unrealized losses, total	(20)	(359)
Held-to-maturity securities, 12 months or more, fair value		304,564
Held-to-maturity securities, 12 months or more , unrealized losses		(20,890)
Held-to-maturity securities, fair value, total		304,564
Held-to-maturity securities, unrealized losses, total		(20,890)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	27,404	9,324
Available-for-sale securities, less than 12 months, unrealized losses	(29)	(11)
Available-for-sale securities, 12 months or more, fair value	4,872	14,729
Available-for-sale securities, 12 months or more, unrealized losses	(5)	(101)
Available-for-sale securities, fair value, total	32,276	24,053
Available-for-sale securities, unrealized losses, total	(34)	(112)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	25,725	11,046
Available-for-sale securities, less than 12 months, unrealized losses	(21)	(10)
Available-for-sale securities, 12 months or more, fair value	19,925	64,119
Available-for-sale securities, 12 months or more, unrealized losses	(202)	(1,006)
Available-for-sale securities, fair value, total	45,650	75,165
Available-for-sale securities, unrealized losses, total	(223)	(1,016)
Held-to-maturity securities, 12 months or more, fair value	97,984	174,815
Held-to-maturity securities, 12 months or more , unrealized losses	(5,845)	(17,390)
Held-to-maturity securities, fair value, total	97,984	174,815
Held-to-maturity securities, unrealized losses, total	(5,845)	(17,390)
Foreign government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		40,156
Available-for-sale securities, less than 12 months, unrealized losses		(2,281)
Available-for-sale securities, 12 months or more, fair value	15,878	7,752
Available-for-sale securities, 12 months or more, unrealized losses	(603)	(1,006)
Available-for-sale securities, fair value, total	15,878	47,908
Available-for-sale securities, unrealized losses, total	(603)	(3,287)
Held-to-maturity securities, less than 12 months, fair value		20,448
Held-to-maturity securities, less than 12 months, unrealized losses		(704)
Held-to-maturity securities, 12 months or more, fair value	151,229	134,230
Held-to-maturity securities, 12 months or more , unrealized losses	(13,742)	(17,866)
Held-to-maturity securities, fair value, total	151,229	154,678
Held-to-maturity securities, unrealized losses, total	(13,742)	(18,570)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	50,281	34,840
Available-for-sale securities, less than 12 months, unrealized losses	(117)	(69)
Available-for-sale securities, 12 months or more, fair value	15,455	21,191
Available-for-sale securities, 12 months or more, unrealized losses	(259)	(572)
Available-for-sale securities, fair value, total	65,736	56,031
Available-for-sale securities, unrealized losses, total	¥ (376)	(641)
Securitized products
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value		1,840
Available-for-sale securities, less than 12 months, unrealized losses		0
Available-for-sale securities, 12 months or more, fair value		315
Available-for-sale securities, 12 months or more, unrealized losses		0
Available-for-sale securities, fair value, total		2,155
Available-for-sale securities, unrealized losses, total		¥ 0